BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. ............... 8,624 $ 2,976,142
Air Freight & Logistics — 1.5%
CH Robinson Worldwide, Inc. .......... 32,293 2,809,491
Expeditors International of Washington, Inc. . 39,685 4,727,674
7,537,165
Airlines — 0.1%
Alaska Air Group, Inc.
(a)
............... 6,453 378,146
Auto Components — 0.8%
BorgWarner, Inc.
(b)
.................. 86,905 3,755,165
Automobiles — 1.9%
Tesla, Inc.
(a)
....................... 12,436 9,643,869
Banks — 2.0%
Bank of Hawaii Corp. ................ 4,436 364,506
Citigroup, Inc. ..................... 47,058 3,302,531
Commerce Bancshares, Inc. ........... 3,262 227,296
Cullen/Frost Bankers, Inc. ............. 578 68,562
First Republic Bank ................. 4,546 876,833
JPMorgan Chase & Co. .............. 10,212 1,671,602
Signature Bank .................... 5,076 1,382,093
Truist Financial Corp. ................ 38,439 2,254,447
Wells Fargo & Co. .................. 2,456 113,983
10,261,853
Beverages — 0.9%
Molson Coors Beverage Co., Class B
(b)
.... 23,670 1,097,815
PepsiCo, Inc. ..................... 22,401 3,369,334
4,467,149
Biotechnology — 2.6%
Amgen, Inc. ...................... 5,741 1,220,824
BioMarin Pharmaceutical, Inc.
(a)
......... 74,791 5,780,596
Bridgebio Pharma, Inc.
(a)
.............. 1,695 79,445
Gilead Sciences, Inc. ................ 41,431 2,893,955
Moderna , Inc.
(a)
.................... 3,635 1,398,966
Vertex Pharmaceuticals, Inc.
(a)
.......... 10,078 1,828,049
13,201,835
Building Products — 1.3%
Allegion plc ....................... 10,641 1,406,527
Lennox International, Inc. ............. 2,085 613,345
Trane Technologies plc ............... 26,177 4,519,459
6,539,331
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The) ..... 40,254 2,086,767
CME Group, Inc. ................... 19,583 3,786,961
Morgan Stanley .................... 31,495 3,064,779
Stifel Financial Corp. ................ 15,342 1,042,642
9,981,149
Chemicals — 0.8%
Amyris , Inc.
(a)
..................... 8,571 117,680
Ecolab, Inc. ...................... 3,841 801,310
PPG Industries, Inc. ................. 1,225 175,187
Sherwin-Williams Co. (The) ............ 10,906 3,050,735
4,144,912
Commercial Services & Supplies — 0.7%
Copart , Inc.
(a)
..................... 12,469 1,729,700
IAA, Inc.
(a)
........................ 31,862 1,738,709
Waste Connections, Inc.
(b)
............. 1,582 199,221
3,667,630
Security
Shares
Shares Value
Communications Equipment — 0.1%
Juniper Networks, Inc. ............... 16,320 $ 449,126
Construction Materials — 0.2%
Martin Marietta Materials, Inc. .......... 673 229,951
Vulcan Materials Co. ................ 5,515 932,917
1,162,868
Consumer Finance — 2.3%
Ally Financial, Inc. .................. 90,858 4,638,301
American Express Co. ............... 41,934 7,025,203
11,663,504
Containers & Packaging — 0.0%
Avery Dennison Corp. ................ 671 139,038
Distributors — 0.1%
Genuine Parts Co. .................. 3,921 475,343
Diversified Consumer Services — 0.3%
Service Corp. International ............ 23,590 1,421,533
Terminix Global Holdings, Inc.
(a)
......... 4,962 206,767
1,628,300
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B
(a)
...... 4,913 1,340,954
Voya Financial, Inc. ................. 71,824 4,409,276
5,750,230
Electric Utilities — 1.3%
Eversource Energy ................. 3,662 299,405
NextEra Energy, Inc. ................ 14,434 1,133,358
OGE Energy Corp. .................. 124,720 4,110,771
Pinnacle West Capital Corp. ........... 2,106 152,390
Portland General Electric Co. ........... 5,106 239,931
Southern Co. (The)
(b)
................ 10,950 678,572
6,614,427
Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd.
(a)
........................ 43,814 774,632
Energy Equipment & Services — 0.5%
Schlumberger NV .................. 76,823 2,277,034
Entertainment — 2.0%
Live Nation Entertainment, Inc.
(a)
........ 17,293 1,575,911
Roku, Inc.
(a)
....................... 8,893 2,786,622
Spotify Technology SA
(a)
.............. 6,233 1,404,544
Walt Disney Co. (The)
(a)
.............. 12,989 2,197,349
Warner Music Group Corp., Class A ...... 1,481 63,298
Zynga, Inc., Class A
(a)
................ 293,967 2,213,572
10,241,296
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brixmor Property Group, Inc. ........... 10,145 224,306
Equinix , Inc.
(b)
..................... 1,083 855,711
Equity Residential
(b)
................. 689 55,754
Life Storage, Inc. ................... 23,714 2,720,944
Prologis, Inc. ...................... 53,850 6,754,406
VICI Properties, Inc.
(b)
................ 54,562 1,550,106
12,161,227
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 17,806 8,001,126
Food Products — 0.8%
Conagra Brands, Inc.
(b)
............... 53,083 1,797,921
Kellogg Co. ....................... 11,741 750,485
McCormick & Co., Inc. (Non-Voting)
(b)
..... 17,514 1,419,159
3,967,565

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Gas Utilities — 0.1%
UGI Corp. ........................ 15,737 $ 670,711
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.
(a)
............... 5,040 3,353,767
Danaher Corp. .................... 12,430 3,784,189
DexCom , Inc.
(a)
.................... 4,222 2,308,843
Envista Holdings Corp.
(a)
.............. 4,785 200,061
Hologic , Inc.
(a)
..................... 4,815 355,395
IDEXX Laboratories, Inc.
(a)
............. 9,624 5,985,166
Stryker Corp. ..................... 7,133 1,881,115
17,868,536
Health Care Providers & Services — 1.8%
Anthem, Inc. ...................... 6,773 2,524,974
Cigna Corp. ...................... 1,536 307,446
McKesson Corp. ................... 14,472 2,885,427
UnitedHealth Group, Inc. .............. 8,701 3,399,829
9,117,676
Health Care Technology — 0.5%
Cerner Corp. ...................... 34,894 2,460,725
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.
(a)
.............. 1,533 3,639,143
Domino's Pizza, Inc. ................. 3,358 1,601,632
McDonald's Corp. .................. 4,012 967,333
Shake Shack, Inc., Class A
(a)
........... 10,953 859,372
Six Flags Entertainment Corp.
(a)
......... 5,430 230,775
Wynn Resorts Ltd.
(a)
................. 30,243 2,563,094
9,861,349
Household Durables — 0.4%
DR Horton, Inc. .................... 12,698 1,066,251
Meritage Homes Corp.
(a)
.............. 1,403 136,091
Whirlpool Corp.
(b)
................... 5,032 1,025,824
2,228,166
Household Products — 1.4%
Colgate-Palmolive Co. ............... 54,770 4,139,516
Procter & Gamble Co. (The) ........... 21,381 2,989,064
7,128,580
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ........... 21,945 4,658,485
Roper Technologies, Inc. .............. 1,927 859,692
5,518,177
Insurance — 4.1%
Athene Holding Ltd., Class A
(a)
.......... 1,431 98,553
Cincinnati Financial Corp. ............. 1,358 155,111
Everest Re Group Ltd. ............... 6,957 1,744,676
Marsh & McLennan Cos., Inc. .......... 43,869 6,643,083
MetLife, Inc. ...................... 104,323 6,439,859
Progressive Corp. (The) .............. 3,994 361,018
Travelers Cos., Inc. (The) ............. 15,920 2,419,999
Willis Towers Watson plc .............. 12,751 2,964,097
20,826,396
Interactive Media & Services — 6.4%
(a)
Alphabet, Inc., Class A ............... 5,799 15,503,742
Alphabet, Inc., Class C ............... 3,415 9,102,034
Facebook, Inc., Class A .............. 21,776 7,390,557
Twitter, Inc. ....................... 1,871 112,990
32,109,323
Internet & Direct Marketing Retail — 3.0%
(a)
Amazon.com, Inc. .................. 4,064 13,350,403
Etsy, Inc. ........................ 4,450 925,422
Stitch Fix, Inc., Class A
(b)
.............. 9,918 396,224
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A ................ 1,636 $ 418,014
15,090,063
IT Services — 5.9%
Accenture plc, Class A ............... 4,923 1,574,966
Automatic Data Processing, Inc. ......... 14,017 2,802,279
Fidelity National Information Services, Inc. .. 43,046 5,237,837
Mastercard , Inc., Class A .............. 11,479 3,991,019
Okta , Inc., Class A
(a)
................. 6,419 1,523,486
PayPal Holdings, Inc.
(a)
............... 13,611 3,541,718
Toast, Inc., Class A
(a)
................ 3,794 189,510
Twilio , Inc., Class A
(a)
................ 3,505 1,118,270
Visa, Inc., Class A .................. 43,709 9,736,180
29,715,265
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............. 19,345 3,047,418
Bruker Corp. ...................... 13,752 1,074,031
PPD, Inc.
(a)
....................... 10,485 490,593
Syneos Health, Inc.
(a)
................ 5,994 524,355
5,136,397
Machinery — 1.7%
Caterpillar, Inc. .................... 2,388 458,424
Deere & Co. ...................... 6,150 2,060,681
Otis Worldwide Corp. ................ 66,071 5,436,322
Stanley Black & Decker, Inc. ........... 2,354 412,680
8,368,107
Media — 1.0%
Comcast Corp., Class A .............. 19,071 1,066,641
Discovery, Inc., Class A
(a)(b)
............ 35,883 910,711
Discovery, Inc., Class C
(a)
............. 4,353 105,647
Fox Corp., Class A .................. 22,622 907,369
Sirius XM Holdings, Inc.
(b)
............. 292,049 1,781,499
TEGNA, Inc. ...................... 7,245 142,871
4,914,738
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 11,587 1,650,221
Multiline Retail — 1.4%
Dollar General Corp. ................ 1,420 301,239
Kohl's Corp. ...................... 3,175 149,510
Target Corp. ...................... 27,966 6,397,782
6,848,531
Multi-Utilities — 1.9%
Consolidated Edison, Inc.
(b)
............ 66,244 4,808,652
DTE Energy Co. ................... 27,078 3,024,883
NiSource, Inc. ..................... 69,615 1,686,772
9,520,307
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp. .............. 33,251 346,475
Chevron Corp. ..................... 7,513 762,194
EOG Resources, Inc. ................ 59,637 4,787,062
Phillips 66 ........................ 52,484 3,675,455
9,571,186
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 2,867 859,899
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. .............. 59,355 3,512,035
Johnson & Johnson ................. 65,713 10,612,650
Pfizer, Inc. ....................... 32,831 1,412,061

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zoetis, Inc. ....................... 4,806 $ 933,037
16,469,783
Professional Services — 0.9%
Equifax, Inc. ...................... 15,796 4,003,022
IHS Markit Ltd. .................... 4,542 529,688
4,532,710
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 3,065 298,408
Road & Rail — 1.5%
Landstar System, Inc. ................ 12,106 1,910,569
Ryder System, Inc. .................. 54,789 4,531,598
Schneider National, Inc., Class B ........ 42,727 971,612
XPO Logistics, Inc.
(a)(b)
............... 3,031 241,207
7,654,986
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.
(a)
......... 18,994 1,954,482
Analog Devices, Inc. ................. 393 65,820
Applied Materials, Inc. ............... 16,130 2,076,415
Intel Corp. ....................... 99,551 5,304,077
Lam Research Corp. ................ 784 446,214
NVIDIA Corp. ..................... 33,742 6,989,993
QUALCOMM, Inc. .................. 13,807 1,780,827
Silicon Laboratories, Inc.
(a)
............. 4,804 673,329
Synaptics , Inc.
(a)
................... 2,310 415,176
Xilinx, Inc. ........................ 2,993 451,913
20,158,246
Software — 11.1%
ACI Worldwide, Inc.
(a)
................ 1,734 53,286
Adobe, Inc.
(a)
...................... 15,095 8,690,493
Cadence Design Systems, Inc.
(a)
........ 6,807 1,030,852
HubSpot , Inc.
(a)
.................... 3,629 2,453,531
Intuit, Inc. ........................ 13,551 7,310,900
Manhattan Associates, Inc.
(a)
........... 1,105 169,098
Microsoft Corp. .................... 73,046 20,593,128
PagerDuty , Inc.
(a)
................... 24,901 1,031,399
Paycom Software, Inc.
(a)
.............. 131 64,943
salesforce.com, Inc.
(a)
................ 1,625 440,733
ServiceNow , Inc.
(a)
.................. 8,069 5,021,097
Smartsheet , Inc., Class A
(a)
............ 725 49,895
Splunk , Inc.
(a)
..................... 3,875 560,751
VMware, Inc., Class A
(a)(b)
............. 21,690 3,225,303
Workday, Inc., Class A
(a)
.............. 20,550 5,135,240
Zendesk , Inc.
(a)
.................... 2,532 294,699
56,125,348
Specialty Retail — 1.9%
Advance Auto Parts, Inc. .............. 4,002 835,978
American Eagle Outfitters, Inc.
(b)
......... 61,250 1,580,250
Security
Shares
Shares Value
Specialty Retail (continued)
Home Depot, Inc. (The) .............. 10,445 $ 3,428,675
National Vision Holdings, Inc.
(a)
......... 18,323 1,040,197
Penske Automotive Group, Inc. ......... 2,983 300,090
TJX Cos., Inc. (The) ................. 25,737 1,698,127
Tractor Supply Co. .................. 3,664 742,363
9,625,680
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ....................... 187,624 26,548,796
Dell Technologies, Inc., Class C
(a)
........ 18,454 1,919,954
Hewlett Packard Enterprise Co. ......... 327,404 4,665,507
NetApp, Inc. ...................... 24,934 2,238,076
35,372,333
Textiles, Apparel & Luxury Goods — 0.8%
Levi Strauss & Co., Class A ............ 65,101 1,595,625
Lululemon Athletica , Inc.
(a)
............. 4,423 1,789,988
Ralph Lauren Corp.
(b)
................ 4,365 484,690
Skechers USA, Inc., Class A
(a)
.......... 4,699 197,922
4,068,225
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. .................. 4,719 207,683
New York Community Bancorp, Inc.
(b)
..... 148,989 1,917,488
Radian Group, Inc. .................. 21,133 480,142
2,605,313
Trading Companies & Distributors — 0.2%
SiteOne Landscape Supply, Inc.
(a)
........ 5,222 1,041,632
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 21,855 696,956
Total Common Stocks — 99.1%
(Cost: $427,998,185) ............................. 499,974,035
Total Long-Term Investments — 99.1%
(Cost: $427,998,185) ............................. 499,974,035
Short-Term Securities — 4.1%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 4,461,197 4,461,197
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
....................... 16,287,609 16,292,495
Total Short-Term Securities — 4.1%
(Cost: $20,753,692) .............................. 20,753,692
Total Investments — 103.2%
(Cost: $448,751,877 ) ............................. 520,727,727
Liabilities in Excess of Other Assets — (3.2)% ............ (16,025,844)
Net Assets — 100.0% .............................. $ 504,701,883
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 13,565,086 $ — $ (9,103,889) $ — $ — $ 4,461,197 4,461,197 $ 1,179 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 7,671,732 8,620,276 — 487 — 16,292,495 16,287,609 56,354
(b)
—
$ 487 $ — $ 20,753,692 $ 57,533 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 24 12/17/21 $ 5,157 $ (153,583)
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 499,974,035 $ — $ — $ 499,974,035
Short-Term Securities ....................................... 4,461,197 — — 4,461,197
$ 504,435,232 $ — $ — $ 504,435,232

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at Net Asset Value ("NAV")
(a)
........................ 16,292,495
$ —
$ 520,727,727
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (153,583) $ — $ — $ (153,583)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.